Income Taxes (Details 2) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Operating loss carryfoward, State	Dec. 31, 2013 Operating loss carryfoward, Federal	Dec. 31, 2013 Capital loss carryforward	Dec. 31, 2013 General business credit carryover	Dec. 31, 2013 Charitable contribution carryforward
ValuationAllowanceLineItems
Valuation allowance	$ 111,435,000	$ 64,812,000			$ 96,300,000
Change in deferred tax asset valuation allowance					$ 0		$ (15,100,000)
Tax credit carryforward expiration			Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2015	Dec. 31, 2027	Dec. 31, 2016